UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2012

1.799864.108

NMI-QTLY-0512

Investments March 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.9%
		Principal Amount (c)	Value
Austria - 0.2%
OGX Austria GmbH 8.375% 4/1/22 (e)		$ 7,885,000	$ 7,979,620
Bermuda - 0.5%
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		8,960,000	9,095,923
5% 10/19/25 (e)		10,665,000	10,799,272
6.5% 6/10/14 (e)		6,565,000	7,172,263
TOTAL BERMUDA			27,067,458
Brazil - 0.5%
Banco Do Brasil SA 3.875% 1/23/17		13,020,000	13,345,500
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		11,330,000	13,369,400
TOTAL BRAZIL			26,714,900
Canada - 0.3%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		11,565,000	12,692,588
Cayman Islands - 3.8%
Grupo Aval Ltd. 5.25% 2/1/17 (e)		7,910,000	8,206,625
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		49,150,000	50,378,750
Odebrecht Finance Ltd. 7.5% (e)(f)		19,716,000	20,155,667
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15		8,970,000	9,199,632
3.5% 2/6/17		19,795,000	20,289,875
5.375% 1/27/21		33,200,000	35,747,735
5.75% 1/20/20		11,655,000	12,911,409
6.75% 1/27/41		11,050,000	12,815,403
8.375% 12/10/18		18,365,000	23,240,908
TOTAL CAYMAN ISLANDS			192,946,004
Chile - 0.2%
Corporacion Nacional del Cobre de Chile (Codelco) 6.15% 10/24/36 (e)		7,890,000	9,542,048
Colombia - 0.4%
BanColombia SA:
4.25% 1/12/16		3,910,000	4,027,300
5.95% 6/3/21		1,765,000	1,870,900
6.125% 7/26/20		4,085,000	4,309,675
Ecopetrol SA 7.625% 7/23/19		7,385,000	9,175,863
TOTAL COLOMBIA			19,383,738
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		$ 4,625,000	$ 4,925,625
Indonesia - 1.0%
PT Pertamina Persero:
5.25% 5/23/21 (e)		42,230,000	44,130,350
6.5% 5/27/41 (e)		7,060,000	7,607,150
TOTAL INDONESIA			51,737,500
Ireland - 1.1%
Vnesheconombank Via VEB Finance PLC:
5.375% 2/13/17 (e)		7,760,000	8,012,200
5.45% 11/22/17 (e)		13,735,000	14,181,388
6.8% 11/22/25 (e)		17,310,000	18,088,950
6.902% 7/9/20 (e)		15,390,000	16,679,682
TOTAL IRELAND			56,962,220
Israel - 0.2%
Israel Electric Corp. Ltd. 6.7% 2/10/17 (e)		11,865,000	12,222,137
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		6,375,000	6,773,438
Korea (South) - 0.1%
Export-Import Bank of Korea 4% 1/11/17		6,310,000	6,569,341
Luxembourg - 1.1%
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		3,830,000	4,169,913
9.25% 4/23/19 (e)		4,770,000	5,890,950
Gazprom International SA 7.201% 2/1/20		4,691,113	5,148,496
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		7,330,000	7,706,029
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		5,450,000	5,777,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		6,775,000	7,655,750
RSHB Capital SA 9% 6/11/14 (e)		17,395,000	19,264,963
VTB Capital SA 6.465% 3/4/15 (e)		1,735,000	1,826,088
TOTAL LUXEMBOURG			57,439,189
Malaysia - 0.3%
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		11,805,000	16,417,214
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - 2.5%
Comision Federal de Electricid 4.875% 5/26/21 (e)		$ 9,855,000	$ 10,372,388
Petroleos Mexicanos:
5.5% 1/21/21		51,435,000	56,835,675
6% 3/5/20		9,030,000	10,316,775
6.5% 6/2/41		19,080,000	21,465,000
6.5% 6/2/41 (e)		11,840,000	13,260,800
6.625% (e)(f)		17,250,000	17,810,625
TOTAL MEXICO			130,061,263
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13		7,145,000	7,216,450
Netherlands - 3.2%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	5,100,000	544,129
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		3,580,000	3,946,950
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		13,339,000	14,439,468
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		8,975,000	9,962,250
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		12,745,000	14,019,500
7% 5/5/20 (e)		7,545,000	8,601,300
8.375% 7/2/13 (e)		6,445,000	6,856,191
9.125% 7/2/18 (e)		11,910,000	14,857,725
11.75% 1/23/15 (e)		35,260,000	43,017,200
Lukoil International Finance BV 6.125% 11/9/20 (e)		3,905,000	4,139,300
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		4,680,000	5,382,000
7.75% 10/17/16 (Reg. S)		7,125,000	8,247,188
7.75% 1/20/20 (e)		10,600,000	12,667,000
7.875% 6/29/37 (Reg. S)		7,635,000	9,562,838
8% 8/7/19 (e)		6,895,000	8,342,950
TOTAL NETHERLANDS			164,585,989
Philippines - 1.3%
National Power Corp. 6.875% 11/2/16 (e)		13,935,000	16,094,925
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		19,185,000	23,405,700
7.39% 12/2/24 (e)		22,865,000	28,924,225
TOTAL PHILIPPINES			68,424,850
Russia - 0.1%
Russian Railways JSC 5.739% 4/3/17		5,530,000	5,847,975
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Singapore - 0.4%
DBS Bank Ltd. 3.625% 9/21/22 (e)		$ 19,745,000	$ 19,794,363
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		6,545,000	8,066,713
Turkey - 0.3%
Turkiye Garanti Bankasi A/S 3.0612% 4/20/16 (e)(g)		14,140,000	13,114,850
Ukraine - 0.3%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		12,910,000	12,393,600
United Kingdom - 0.2%
Afren PLC 10.25% 4/8/19 (e)		2,960,000	3,100,600
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		6,800,000	6,239,000
TOTAL UNITED KINGDOM			9,339,600
United States of America - 1.8%
Pemex Project Funding Master Trust:
5.75% 3/1/18		10,255,000	11,639,425
6.625% 6/15/35		29,735,000	33,749,225
8.625% 2/1/22		28,147,000	36,098,528
SB Cap SA 6.125% 2/7/22 (e)		9,920,000	10,171,968
TOTAL UNITED STATES OF AMERICA			91,659,146
US Virgin Islands - 0.1%
Magnesita Finance Ltd. 8.625% (e)(f)		5,855,000	5,855,000
Venezuela - 6.5%
Petroleos de Venezuela SA:
4.9% 10/28/14		75,790,000	67,832,050
5% 10/28/15		9,075,000	7,509,563
5.375% 4/12/27		75,585,000	46,484,775
5.5% 4/12/37		104,395,000	61,854,038
8.5% 11/2/17 (e)		110,430,000	98,006,625
12.75% 2/17/22 (e)		51,480,000	51,222,600
TOTAL VENEZUELA			332,909,651
TOTAL NONCONVERTIBLE BONDS (Cost $1,268,741,673)			1,378,642,470
Government Obligations - 67.2%
		Principal Amount (c)	Value
Argentina - 1.2%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 34,572,352	$ 25,583,541
7% 10/3/15		23,025,000	21,581,460
7% 4/17/17		14,285,000	12,620,798
TOTAL ARGENTINA			59,785,799
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		16,996,000	19,460,420
Barbados - 0.4%
Barbados Government:
7% 8/4/22 (e)		12,626,000	12,752,260
7.25% 12/15/21 (e)		8,755,000	8,886,325
TOTAL BARBADOS			21,638,585
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		23,310,000	21,445,200
8.95% 1/26/18		9,375,000	8,507,813
TOTAL BELARUS			29,953,013
Belize - 0.1%
Belize Government 8.5% 2/20/29 (e)		14,187,600	7,235,676
Bermuda - 0.3%
Bermuda Government 5.603% 7/20/20 (e)		13,545,000	15,373,575
Brazil - 3.9%
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (e)		11,045,000	12,839,813
Brazilian Federative Republic:
7.125% 1/20/37		27,790,000	38,141,775
8.25% 1/20/34		19,230,000	29,085,375
10.125% 5/15/27		28,547,000	47,530,755
12.25% 3/6/30		32,865,000	63,758,100
12.75% 1/15/20		4,350,000	7,351,500
TOTAL BRAZIL			198,707,318
Cayman Islands - 0.5%
Cayman Island Government 5.95% 11/24/19 (e)		24,237,000	26,115,368
Colombia - 3.2%
Colombian Republic:
4.375% 7/12/21		19,280,000	21,015,200
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
6.125% 1/18/41		$ 19,725,000	$ 24,261,750
7.375% 3/18/19		10,060,000	12,901,950
7.375% 9/18/37		16,605,000	23,330,025
8.125% 5/21/24		7,850,000	11,107,750
10.375% 1/28/33		28,540,000	48,018,550
11.75% 2/25/20		14,931,000	23,740,290
TOTAL COLOMBIA			164,375,515
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		33,924,500	25,697,809
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (e)		19,875,000	19,056,150
6.625% 7/14/20 (e)		25,925,000	25,536,125
6.75% 11/5/19 (e)		17,185,000	17,142,038
TOTAL CROATIA			61,734,313
Ecuador - 0.2%
Ecuador Republic 9.375% 12/15/15 (e)		8,049,000	8,049,000
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (e)		15,715,000	16,579,325
Ghana - 0.3%
Ghana Republic 8.5% 10/4/17 (e)		11,705,000	13,402,225
Hungary - 1.6%
Hungarian Republic:
4.75% 2/3/15		72,365,000	68,023,100
7.625% 3/29/41		15,602,000	14,119,810
TOTAL HUNGARY			82,142,910
Iceland - 0.3%
Republic of Iceland 4.875% 6/16/16 (e)		17,998,000	18,245,473
Indonesia - 4.0%
Indonesian Republic:
5.25% 1/17/42 (e)		17,745,000	18,587,888
5.875% 3/13/20 (e)		12,325,000	14,112,125
6.625% 2/17/37 (e)		13,640,000	16,811,300
6.875% 3/9/17 (e)		9,505,000	11,168,375
6.875% 1/17/18 (e)		10,920,000	12,981,696
7.25% 4/20/15 (e)		5,360,000	6,097,000
7.5% 1/15/16 (e)		8,150,000	9,494,750
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - continued
Indonesian Republic: - continued
7.75% 1/17/38 (e)		$ 33,310,000	$ 46,134,350
8.5% 10/12/35 (e)		29,725,000	44,141,625
11.625% 3/4/19 (e)		16,975,000	25,207,875
TOTAL INDONESIA			204,736,984
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		30,900,000	25,878,750
Ivory Coast - 0.3%
Ivory Coast 3.75% 12/31/32 (b)(d)		24,890,000	15,680,700
Korea (South) - 0.4%
Korean Republic 7.125% 4/16/19		15,780,000	19,520,665
Latvia - 0.7%
Latvian Republic:
5.25% 2/22/17 (e)		23,690,000	24,459,925
5.25% 6/16/21 (e)		11,850,000	11,909,250
TOTAL LATVIA			36,369,175
Lebanon - 1.5%
Lebanese Republic:
4% 12/31/17		26,430,000	26,231,775
8.5% 1/19/16 (Reg. S)		3,160,000	3,610,300
9% 3/20/17		24,475,000	29,125,250
11.625% 5/11/16 (Reg. S)		14,940,000	18,973,800
TOTAL LEBANON			77,941,125
Lithuania - 1.7%
Lithuanian Republic:
6.125% 3/9/21 (e)		21,320,000	23,025,600
6.625% 2/1/22 (e)		25,535,000	28,249,371
6.75% 1/15/15 (e)		9,620,000	10,389,600
7.375% 2/11/20 (e)		22,115,000	25,791,619
TOTAL LITHUANIA			87,456,190
Mexico - 5.4%
United Mexican States:
3.625% 3/15/22		31,528,000	32,158,560
5.125% 1/15/20		34,372,000	39,441,870
5.625% 1/15/17		23,444,000	27,136,430
5.75% 10/12/10		30,528,000	31,443,840
6.05% 1/11/40		41,446,000	49,735,200
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
6.75% 9/27/34		$ 36,215,000	$ 46,355,200
7.5% 4/8/33		5,495,000	7,624,313
11.375% 9/15/16		13,263,000	18,733,988
11.5% 5/15/26		13,860,000	25,502,400
TOTAL MEXICO			278,131,801
Namibia - 0.3%
Namibia Republic of 5.5% 11/3/21 (e)		14,360,000	14,934,400
Nigeria - 0.4%
Republic of Nigeria:
6.75% 1/28/21 (e)		6,195,000	6,799,013
17.6% 3/7/13	NGN	2,329,730,000	12,561,691
TOTAL NIGERIA			19,360,704
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		10,725,000	14,317,875
8.875% 9/30/27		10,360,000	15,850,800
9.375% 4/1/29		9,155,000	14,661,733
TOTAL PANAMA			44,830,408
Peru - 1.7%
Peruvian Republic:
6.55% 3/14/37		9,445,000	12,042,375
7.35% 7/21/25		20,090,000	27,473,075
8.75% 11/21/33		30,220,000	46,841,000
TOTAL PERU			86,356,450
Philippines - 4.6%
Philippine Republic:
5% 1/13/37		8,355,000	8,710,088
6.375% 1/15/32		8,265,000	10,041,975
6.375% 10/23/34		26,285,000	32,364,721
6.5% 1/20/20		20,325,000	24,542,438
7.5% 9/25/24		1,580,000	2,054,000
7.75% 1/14/31		25,640,000	35,383,200
8.375% 6/17/19		10,220,000	13,567,050
9.5% 2/2/30		20,120,000	31,789,600
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
9.875% 1/15/19		$ 10,215,000	$ 14,301,000
10.625% 3/16/25		40,700,000	65,730,500
TOTAL PHILIPPINES			238,484,572
Poland - 1.9%
Polish Government:
5% 3/23/22		47,275,000	50,052,406
6.375% 7/15/19		42,130,000	49,186,775
TOTAL POLAND			99,239,181
Qatar - 1.1%
State of Qatar:
3.125% 1/20/17 (e)		35,885,000	36,548,873
5.75% 1/20/42 (e)		10,050,000	10,838,925
6.4% 1/20/40 (e)		7,805,000	9,099,459
TOTAL QATAR			56,487,257
Romania - 0.8%
Romanian Republic 6.75% 2/7/22 (e)		37,808,000	39,603,880
Russia - 6.5%
Russian Federation:
3.325% 4/4/17 (e)		58,600,000	59,010,200
5.625% 4/4/42 (e)		68,200,000	68,677,400
7.5% 3/31/30 (Reg. S)		76,153,000	91,040,912
11% 7/24/18 (Reg. S)		39,133,000	54,786,200
12.75% 6/24/28 (Reg. S)		34,592,000	62,179,120
TOTAL RUSSIA			335,693,832
Senegal - 0.1%
Senegal Republic of 8.75% 5/13/21 (e)		4,800,000	5,208,000
Serbia - 0.8%
Republic of Serbia:
6.75% 11/1/24 (e)		31,092,537	30,781,611
7.25% 9/28/21 (e)		9,470,000	9,943,500
TOTAL SERBIA			40,725,111
South Africa - 0.4%
South African Republic 4.665% 1/17/24		19,950,000	20,698,125
Government Obligations - continued
		Principal Amount (c)	Value
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		$ 13,160,000	$ 13,127,100
8.25% 10/24/12 (e)		5,802,000	5,932,545
TOTAL SRI LANKA			19,059,645
Turkey - 5.3%
Turkish Republic:
5.625% 3/30/21		17,865,000	18,647,487
6% 1/14/41		10,000,000	9,863,000
6.75% 4/3/18		17,590,000	19,679,692
6.875% 3/17/36		25,170,000	27,812,850
7% 3/11/19		12,685,000	14,460,900
7% 6/5/20		17,155,000	19,556,700
7.25% 3/5/38		9,885,000	11,417,175
7.375% 2/5/25		25,065,000	29,451,375
7.5% 7/14/17		20,620,000	23,713,000
7.5% 11/7/19		8,310,000	9,722,700
8% 2/14/34		14,435,000	17,971,575
11.875% 1/15/30		41,155,000	69,502,564
TOTAL TURKEY			271,799,018
Ukraine - 0.7%
Ukraine Government:
6.25% 6/17/16 (e)		9,500,000	8,170,000
6.58% 11/21/16 (e)		3,495,000	2,996,963
7.65% 6/11/13 (e)		6,325,000	6,103,625
7.75% 9/23/20 (e)		20,485,000	17,412,250
TOTAL UKRAINE			34,682,838
United States of America - 3.0%
U.S. Treasury Bonds 3.125% 2/15/42		162,538,000	155,198,414
Uruguay - 0.4%
Uruguay Republic:
6.875% 9/28/25		3,945,000	5,089,050
7.625% 3/21/36		9,870,000	13,669,950
TOTAL URUGUAY			18,759,000
Venezuela - 8.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		442,429	13,494,085
5.75% 2/26/16 (Reg S.)		26,995,000	23,890,575
6% 12/9/20		13,420,000	9,796,600
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
7.75% 10/13/19 (Reg. S)		$ 62,355,000	$ 52,378,200
8.25% 10/13/24		22,260,000	17,752,350
8.5% 10/8/14		13,690,000	13,690,000
9% 5/7/23 (Reg. S)		40,950,000	35,012,250
9.25% 9/15/27		38,130,000	33,459,075
9.25% 5/7/28 (Reg. S)		36,895,000	30,530,613
9.375% 1/13/34		30,460,000	25,205,650
10.75% 9/19/13		28,655,000	29,872,838
11.75% 10/21/26 (Reg. S)		30,515,000	29,828,413
11.95% 8/5/31 (Reg. S)		58,970,000	57,790,600
12.75% 8/23/22		48,105,000	50,510,250
TOTAL VENEZUELA			423,211,499
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		4,990,000	5,439,100
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,175,957,565)			3,443,983,148
Investment Companies - 1.2%
	Shares
United States of America - 1.2%
iShares MSCI Emerging Markets Index ETF (Cost $63,070,735)	1,454,081	62,438,238
Preferred Securities - 0.3%
	Principal Amount (c)
Brazil - 0.3%
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f) (Cost $12,411,077)	$ 11,865,000	12,796,274
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $214,583,610)	214,583,610	214,583,610
Cash Equivalents - 0.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.06%, dated 3/30/12 due 4/2/12 (Collateralized by U.S. Government Obligations) # (Cost $21,380,000)	$ 21,380,115	$ 21,380,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,756,144,660)		5,133,823,740
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(11,252,976)
NET ASSETS - 100%		$ 5,122,570,764
Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUNDS
Currency Abbreviations
EUR	-	European Monetary Unit
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,687,649,132 or 32.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,380,000 due 4/02/12 at 0.06%
Barclays Capital, Inc.	$ 5,924,203
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,318,294
UBS Securities LLC	11,137,503
$ 21,380,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,216
Other Information

The following is a summary of the inputs used, as of March 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,378,642,470	$ -	$ 1,378,098,341	$ 544,129
Government Obligations	3,443,983,148	-	3,430,489,063	13,494,085
Investment Companies	62,438,238	62,438,238	-	-
Preferred Securities	12,796,274	-	12,796,274	-
Money Market Funds	214,583,610	214,583,610	-	-
Cash Equivalents	21,380,000	-	21,380,000	-
Total Investments in Securities:	$ 5,133,823,740	$ 277,021,848	$ 4,842,763,678	$ 14,038,214
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 12,584,305
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,952,502
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(498,593)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 14,038,214
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2012	$ 1,952,502

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2012, the cost of investment securities for income tax purposes was $4,731,561,759. Net unrealized appreciation aggregated $402,261,981, of which $425,312,865 related to appreciated investment securities and $23,050,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2012